Related Parties	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related Parties

NOTE 23. RELATED PARTIES

Directors and employees of Petróleos Mexicanos and the Subsidiary Entities are subject to regulations related conflict of interest such as the Petróleos Mexicanos Law, Ley Federal de Responsabilidades Administrativas de los Servidores Públicos (Federal Law of Administrative Responsibilities of Public Officials) and the Políticas y Lineamientos Anticorrupción para Petróleos Mexicanos, sus Empresas Productivas Subsidiarias y, en su caso, Empresas Filiales (Anticorruption Policies and Guidelines for Petróleos Mexicanos, its Subsidiary Productive Companies and, where applicable, Subsidiary Companies). Under these provisions, PEMEX’s directors and employees are obligated to “recuse themselves from intervening in any way in the attention to, processing or resolution of matters in which they might have personal, family or business interest, including those where some benefit can result for themselves, their spouse, blood or affinity relatives up to the fourth degree, or civil relatives, or for third parties with which they have professional, labor or business relations, or for partners or partnerships where the public officials or the persons referred above are or have been members thereof.”

Related parties include individuals and companies that do not form part of PEMEX, but that could take advantage of being in a privileged position as a result of their relation with PEMEX. Also included are situations in which PEMEX could take advantage of a special relationship in order to benefit its financial position or results of operations.

Secretary of Energy, Mr. Pedro Joaquín Coldwell, Chairman of the Board of Directors of Petróleos Mexicanos since December 2012, as well as certain members of his family, have held ownership interests since prior to Mr. Pedro Joaquín Coldwell’s appointment to the Board of Directors and through October of 2017 in companies that have entered into agreements with Pemex-Refining, which are now obligations of Pemex Industrial Transformation, for the sale and purchase of gasoline and other products by certain retail service stations and a wholesale distributor, as well as the performance of other related activities, as provided below:

Company	Name	Ownership share
Servicio Cozumel, S. A. de C. V. (which operates a retail service station)	Mr. Pedro Joaquín Coldwell(1)	60%
	Mr. Pedro Oscar Joaquín Delbouis (son of Mr. Joaquín Coldwell)	20%
	Mr. Nassim Joaquín Delbouis (son of Mr. Joaquín Coldwell)	20%
Planta de Combustible Cozumel, S. A. de C. V. (which operates as a wholesale distributor)	Fideicomiso Testamentario(2)	57%
	Mr. Pedro Joaquín Coldwell(1)	40%
Gasolinera y Servicios Juárez, S. A. de C. V. (which operates a retail service station)	Mr. Pedro Joaquín Coldwell(1)	40%
	Fideicomiso Testamentario(3)	40%
	Mr. Ignacio Nassim Ruiz Joaquín (nephew of Mr. Joaquín Coldwell)	20%
Combustibles Caleta, S. A. de C. V. (which operates a retail service station)	Mr. Pedro Joaquín Coldwell(1)	20%
	Mr. Pedro Oscar Joaquín Delbouis	20%
	Mr. Nassim Joaquín Delbouis	20%
	Fideicomiso Testamentario(4)	20%
	Mr. Ignacio Nassim Ruiz Joaquín	20%
Combustibles San Miguel, S. A. de C. V. (which operates a retail service station)	Mr. Pedro Joaquín Coldwell(1)	25%
	Mr. Pedro Oscar Joaquín Delbouis	25%
	Mr. Nassim Joaquín Delbouis	25%
	Mr. Ignacio Nassim Ruiz Joaquín	25%

(1)	In November, 2017, Mr. Pedro Joaquín Coldwell transmitted all of his shares in these companies to a management and investment trust held at Banco Mercantil del Norte, S.A., Institución de Banca Múltiple, Grupo Financiero Banorte.
(2)	60% of these shares were owned by Fausto Nassim Joaquín Ibarra (father of Pedro Joaquín Coldwell), until his death in June of 2016, after which 57% of these shares became property of an investment, management and testamentary revocable trust, which is referred to as the Testamentary Trust. 50% of the voting rights of these shares are currently exercised by Mr. Pedro Oscar Joaquín Delbouis, and 50% are exercised by Mr. Nassim Joaquín Delbouis.
(3)	40% of these shares were owned by Fausto Nassim Joaquín Ibarra until his death in June of 2016, after which these shares became property of the Testamentary Trust. 100% of the voting rights of these shares are currently exercised by Mr. Pedro Joaquín Coldwell.
(4)	20% of these shares were owned by Fausto Nassim Joaquín Ibarra until his death in June of 2016, after which these shares became property of the Testamentary Trust. 50% of the voting rights of these shares are currently exercised by Mr. Pedro Oscar Joaquín Delbouis, and 50% are exercised by Mr. Nassim Joaquín Delbouis.

The rights of these companies to operate retail service stations and distribute gasoline and other products on a wholesale basis in Mexico are dependent on these agreements, the expiration or non-renewal of which may adversely affect their business. These agreements are based on PEMEX’s standard forms of agreements and contain the standard terms and conditions applicable to all of Pemex Industrial Transformation’s retail service stations and wholesale distributors.

a.	Compensation of Directors and Officers

For the years ended December 31, 2017, 2016 and 2015, the aggregate compensation of executive officers of Petróleos Mexicanos and the Subsidiary Entities paid or accrued in that year for services in all capacities was approximately Ps. 50,749, Ps. 49,165 and Ps. 116,930, respectively. Retirement and former employee benefits are granted as described in Note 17. Except in the case of the professional members, with respect to the previous Board of Directors of Petróleos Mexicanos and the boards of directors of the existing Subsidiary Entities, and the independent members, with respect to the new Board of Directors of Petróleos Mexicanos, members of the Boards of Directors of Petróleos Mexicanos and the Subsidiary Entities do not receive compensation for their services.

The compensation paid or accrued during 2017, 2016 and 2015 to the professional members of the previous Board of Directors of Petróleos Mexicanos and boards of directors of the existing Subsidiary Entities was approximately Ps. 7,525, Ps. 8,339, and Ps. 17,899, respectively.

b.	Salary Advances

As an employee benefit, PEMEX offers salary advances to all of its eligible Petroleum Workers’ Union and non-union workers, including executive officers, pursuant to the programs set forth in the collective bargaining agreement and in the Reglamento de Trabajo del Personal de Confianza de Petróleos Mexicanos y Empresas Productivas Subsidiarias (Employment Regulation of White Collar Employees of Petróleos Mexicanos and Subsidiary Entities), respectively. The salary advances, which are non-interest bearing, are offered to each eligible employee in an amount up to a maximum of four months’ salary and are repaid through salary deductions in equal installments over a period of either one or two years, as elected by the employee. Most employees take advantage of this benefit. The amount of salary advances outstanding to executive officers at December 31, 2017 was Ps. 3,466 and at December 31, 2016 was Ps. 2,415. The amount of salary advances outstanding to executive officers at March 31, 2018 was Ps. 2,363.